S-K 1603(a) SPAC Sponsor - USD ($)	Feb. 02, 2026	Oct. 16, 2025
Spac Sponsor Line Items
SPAC Sponsor Name	HC VIII Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Nevada Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
Sponsor [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		1,137,858
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.003
HC VIII Sponsor LLC [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 15,000
Nicholas Geeza [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	10,000
Thomas D.Hennessy [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	15,000
Individual Service Providers [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 27,500